Provision for environmental rehabilitation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Balance at the beginning of the year	$ 55,455	$ 47,581
Unwinding of discount	1,386	1,070
Change in estimates	(1,103)	6,804
Balance at the end of the year	$ 55,738	$ 55,455